UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   MARCH 31, 2004
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     05/17/04
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          23
                                        --------------------

Form 13F Information Table Value Total:       131,665
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

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                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- -------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- -------
ACLARA BIOSCIENCES, INC.           COMMON  00461P106         148         37,000  Sh        Defined        1           37,000
ADVANCED MAGNETICS, INC.           COMMON  00753P103      16,571      1,499,633  Sh        Defined        1        1,499,633
ARENA PHARMACEUTICALS, INC.        COMMON  040047102      20,351      3,130,912  Sh        Defined        1        3,130,912
ARQULE INC                         COMMON  04269E107      15,319      2,579,023  Sh        Defined        1        2,579,023
ARRAY                              COMMON  04269X105       5,006        556,200  Sh        Defined        1          556,200
AUTOIMMUNE INC.                    COMMON  052776101       4,218      3,605,297  Sh        Defined        1        3,605,297
CORTECH, INC.                      COMMON  22051J308       2,341        762,466  Sh        Defined        1          762,466
DOV PHARMACEUTICAL INC.            COMMON  259858108         629         40,500  Sh        Defined        1           40,500
EPIMMUNE INC.                      COMMON  29425Y101         229         94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES SP ADR         COMMON  338488109      13,434        518,700  Sh        Defined        1          518,700
GENAERA CORPORATION                COMMON  36867G100       1,987        444,561  Sh        Defined        1          444,561
GENENTECH INC.                     COMMON  368710406         878          8,300  Sh        Defined        1            8,300
IMMUNOGEN, INC.                    COMMON  45253H101       1,333        198,300  Sh        Defined        1          198,300
INSMED INCORPORATED                COMMON  457669208       6,508      2,079,240  Sh        Defined        1        2,079,240
NEUROCRINE BIOSCIENCES, INC.       COMMON  64125C109         355          6,000  Sh        Defined        1            6,000
NEUROGEN CORPORATION               COMMON  64124E106      21,597      2,531,849  Sh        Defined        1        2,531,849
PALATIN TECHNOLOGIES INC.          COMMON  696077304         171         41,077  Sh        Defined        1           41,077
PARADIGM GENETICS, INC.            COMMON  69900R106          99         78,700  Sh        Defined        1           78,700
ZONAGEN, INC.                      COMMON  98975L108       1,643        582,743  Sh        Defined        1          582,743
AMGEN INC. APRIL 45 PUT            OPTION  031162950       5,815        100,000  Put       Defined        1          100,000
GENENTECH INC. JANUARY 06/90 PUT   OPTION  368710956       5,291         50,000  Put       Defined        1           50,000
ICOS CORP. JANUARY 05/35 PUT       OPTION  449295954       3,693        100,000  Put       Defined        1          100,000
ONXX PHARM AUGUST 04/30 PUT        OPTION  683399959       4,049        100,000  Put       Defined        1          100,000
                                                         -------     ----------                                   ----------
                                                         131,665     19,145,201                                   19,145,201
                                                         =======     ==========                                   ==========


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